Commitment and contingencies - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			5 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Capricorn Greenland Exploitation 1 Limited and Cairn Energy Plc	May 24, 2012 Leiv Eiriksson	Jun. 30, 2013 Leiv Eiriksson
Payments for Legal Settlements				$ 6,100
Legal Settlements And Other	5,390	(1,606)	6,000		6,400
Proceeds from legal settlements			$ 5,000